Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

15.Subsequent Events

Merger Agreement

On February 6, 2025, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with ACELYRIN, Inc., a Delaware corporation (“ACELYRIN”), and Arrow Merger Sub, Inc., a Delaware corporation and a direct wholly owned subsidiary of the Company (“Merger Sub”). Under the terms of the Merger Agreement, Merger Sub will merge with and into ACELYRIN, with ACELYRIN continuing as a direct wholly owned subsidiary of the Company (the “Merger”). The Merger Agreement was approved by the disinterested directors on the Company’s board of directors and the board of directors of ACELYRIN and is subject to stockholder approval by the stockholders of each company and satisfaction or waiver of other closing conditions.

In connection with the Merger, all of the issued and outstanding shares of common stock of ACELYRIN, par value $0.00001 per share (the “ACELYRIN Shares”), will be cancelled and converted into the right to receive 0.4274 shares of the Company’s voting common stock, without interest (the number of shares of the Company’s common stock in exchange for each ACELYRIN Share, the “Exchange Ratio”) and, if applicable, cash in lieu of fractional shares, subject to any applicable withholding.

Consummation of the Merger is subject to certain closing conditions, including the absence of any law or judgment that restrains, enjoins or otherwise prohibits consummation of the Merger, the effectiveness of a registration statement on Form S-4 to be filed with the SEC by the Company, adoption of the Merger Agreement by the holders of a majority of the outstanding ACELYRIN Shares at ACELYRIN’s stockholders’ meeting, and approval of the share issuance by the holders of a majority of votes of the Company’s common stock cast at the Company’s stockholders’ meeting.

The Merger Agreement contains certain termination rights for both the Company and ACELYRIN, including the right of either party to terminate the Merger Agreement if the transactions have not been consummated prior to July 7, 2025. The Company or ACELYRIN will pay a termination fee of $10.0 million or $10.0 million, respectively, under certain circumstances, including termination to accept and enter into a definitive agreement with respect to a superior proposal. Immediately following the Merger, the Company’s pre-Merger equityholders are expected to collectively own approximately 55% of the shares of the combined company and the pre-Merger equityholders of ACELYRIN as of immediately prior to the Merger are expected to collectively own approximately 45% of the combined company, in each case, calculated on a fully diluted basis as of January 31, 2025.

Kaken Collaboration Agreement

On March 25, 2025, the Company entered into a collaboration and license agreement (the "Collaboration Agreement") with Kaken Pharmaceutical Co., Ltd. ("Kaken"). Under the terms of the Collaboration Agreement, the Company granted to Kaken an exclusive right to develop, manufacture and commercialize ESK-001 for dermatology indications in Japan, with options to expand the license, subject to opt-in payments and certain cost-sharing obligations on the part of Kaken, to include rheumatological and gastrointestinal diseases. In exchange, Kaken will pay the Company an upfront, non-refundable payment of $20 million U.S. Dollars ("USD"), and will pay the Company an aggregate of $20 million USD towards global development costs for ESK-001 in the dermatology field through the end of 2026, and thereafter will pay a specified share of development costs applicable to the dermatology field, and any field for which Kaken exercises its option, subject to Kaken's right to opt out of cost-sharing in certain indications in specified circumstances. In addition, the Company is entitled to receive aggregate payments of up to approximately $140 million USD upon the achievement of regulatory and commercial milestones and field option payments, as well as tiered royalties at percentages ranging from the low double digits into the twenties on aggregate net sales of ESK-001 in Japan. The Collaboration Agreement further provides that Kaken will be responsible for the clinical development, regulatory approvals and commercialization of ESK-001 in Japan in dermatology and other indications for which Kaken has exercised its option, and the Company will retain rights to ESK-001 in all other indications and geographies.